SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregated revenue by types (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 2,960,813	$ 417,022	¥ 2,498,214	¥ 6,561,747
Learning Services
Disaggregation of Revenue [Line Items]
Revenues	2,872,901		2,436,110	6,560,835
Educational Content and Digitalized Learning Products
Disaggregation of Revenue [Line Items]
Revenues	55,980		26,791
Other Revenue
Disaggregation of Revenue [Line Items]
Revenues	¥ 31,932		¥ 35,313	¥ 912